COMMON STOCK AND STOCK INCENTIVE PLANS - Allocation of Stock-based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Stock based compensation expense
Stock-based compensation expense recognized	$ 866	$ 2,238	$ 1,546
Cost of Sales
Stock based compensation expense
Stock-based compensation expense recognized	12	1	40
Selling, General and Administrative Expenses
Stock based compensation expense
Stock-based compensation expense recognized	793	2,193	1,392
Research and Development Expense
Stock based compensation expense
Stock-based compensation expense recognized	$ 61	$ 44	$ 114